Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents
Cash and Cash Equivalents

Note 5 - Cash and Cash Equivalents

Cash and cash equivalents comprised the following:

	At December 31,	At December 31,
	2024	2023
Cash deposits	$788.1	$571.4
Term deposits	663.2	850.5
	$1,451.3	$1,421.9

As at December 31, 2024 and 2023, cash and cash equivalents were primarily held in interest-bearing deposits. Interest earned on cash and cash equivalents is presented as finance income, referenced in Note 20.